DEBT AND OBLIGATIONS UNDER CAPITAL LEASES (Details) (USD $)			1 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	May 31, 2013 Sponsor credit facility [Member]	Jun. 30, 2013 Golar Maria Facility [Member]	Feb. 07, 2013 Golar Maria Facility [Member]	Apr. 30, 2006 Golar Maria Facility [Member]	Jun. 30, 2013 Golar Partners Operating credit facility [Member]	Jun. 30, 2013 Golar Partners Operating credit facility [Member] Term loan facility [Member]	Jun. 30, 2013 Golar Partners Operating credit facility [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long term debt	$ 992,800,000	$ 739,500,000
Line of Credit Facility, Increase, Additional Borrowings			20,000,000
Line of Credit Facility, Maximum Borrowing Capacity						120,000,000	275,000,000	225,000,000	50,000,000
Debt Instrument, Number of Tranches							2
Business Acquisition, Purchase Price Allocation, Liabilities Assumed					89,500,000
Term of Credit Facility							5 years
Balloon Payment					80,800,000		130,000,000
Debt Instrument, Maturity Date			Apr. 30, 2014	Dec. 31, 2014			Jul. 31, 2018
Number of vessels secured							2
Line of Credit Facility, Remaining Borrowing Capacity									50,000,000
Capital lease obligations	$ 146,000,000	$ 412,400,000